SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the entity controlled by the Company, its subsidiary, listed in the following table:

	Place of	Proportion of
Name of subsidiary	incorporation	ownership interest	Principal activity
Austin American Corporation (“Austin NV”)	Nevada, USA	100%	Holds interests in exploration projects

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give the Company the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a subsidiary’s share capital. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions, including any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

(b) Foreign currency translation

Functional currency

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

For the parent entity, with the completion of the IPO on the NYSE American stock exchange, future equity financings are expected to generate proceeds denominated in United States dollars (“USD”). In addition, E&E expenditures and administrative costs incurred to conduct business activities are primarily denominated in USD. As a result of these changes in underlying transactions, events and circumstances, the functional currency of the parent entity was reassessed. The functional currency of the parent entity changed from the Canadian dollar (“CAD” or “C$”) to the USD commencing on December 31, 2022. The change in functional currency was accounted for on a prospective basis, with no impact of this change on prior year comparative information.

The functional currency of the Company’s subsidiary remains the USD.

Presentation currency

On December 31, 2022, the Company elected to change its presentation currency from CAD to USD. The change in presentation currency is to better reflect the Company’s business activities and to improve investors’ ability to compare the Company’s financial results with other USA listed businesses in the mining industry. The Company applied the change to USD presentation currency retrospectively and restated the comparative financial information as if the new presentation currency had always been the Company’s presentation currency.

From December 31, 2022, the USD presentation currency is consistent with the functional currency of the Company. For periods prior to December 31, 2022, the statements of financial position for each period presented have been translated from the CAD functional currency to the USD presentation currency at the rate of exchange prevailing at the respective financial position date with the exception of equity items which have been translated at accumulated historical rates from the Company’s date of incorporation in 2020. The statements of loss and comprehensive loss were translated at the average exchange rates for the reporting period, or at the exchange rate prevailing at the date of transactions. Exchange differences arising on translation from the CAD functional currency to the USD presentation currency prior to the change in functional currency to USD, have been recognized in other comprehensive income (loss) and accumulated as a separate component of equity.

Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses result from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in currencies other than an entity’s functional currency. These gains (losses) are recognized in the statement of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the date of the initial transactions.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c) Financial instruments

Financial instruments – Classification

Financial assets are classified at initial recognition as either: measured at amortized cost, FVTPL or fair value through other comprehensive income (“FVOCI”). The classification depends on the Company’s business model for managing the financial assets and the contractual terms which give rise to the cash flows.

For assets measured at fair value, gains (losses) will either be recorded in earnings (loss) or other comprehensive income (“OCI”). For investments in debt instruments, this will depend on the business model for which the investment is held. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.

The Company reclassifies debt investments when, and only when, its business model for managing those assets changes.

Financial instruments – Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in the statement of loss and comprehensive loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Company classifies its debt instruments:

●	Amortized cost – Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in earnings (loss) when the asset is derecognized or impaired. Interest income from these financial assets is included in interest and finance income using the effective interest rate method.
●	FVOCI – Assets that are held for collection of contractual cash flows and for selling the financial assets, where those cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in earnings (loss). When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to earnings (loss) and recognized in other gains (losses). Interest income from these financial assets is included in interest and finance expense using the effective interest rate method. Foreign exchange gains and losses are presented in foreign exchange gain (loss) and impairment expenses in other expenses.
●	FVTPL – Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in earnings (loss) and presented net in the statement of loss and comprehensive loss within other gains (losses) in the period in which it arises.

Changes in the fair value of financial assets at FVTPL are recognized in gain (loss) on change in fair value of financial instruments in the statement of loss and comprehensive loss as applicable.

Financial instruments - Impairment

An expected credit loss (“ECL”) impairment model applies which requires a loss allowance to be recognized based on ECLs. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in earnings (loss) for the period.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through earnings (loss) to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial instruments - Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of loss and  comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents comprise cash holdings in business and savings accounts held at major financial institutions with an original maturity date of three months or less. Cash and cash equivalents are classified at amortized cost. Interest and finance income is recognized by applying the effective interest rate method.

Short-term investments

Short-term investments comprise term deposits and redeemable short-term investment certificates (“RSTICs”) held at major financial institutions with an original maturity date between three and twelve months. Short-term investments are classified at amortized cost. Interest and finance income is recognized by applying the effective interest rate method.

Marketable securities

Marketable securities comprise of common shares of publicly traded companies. Marketable securities are recorded at FVTPL and, accordingly, are recorded on the statement of financial position at fair value. Changes in fair value at each reporting date are included in the statement of loss and comprehensive loss as gain (loss) on marketable securities.

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are held at amortized cost using the effective interest method.

Derivative liabilities

Derivative instruments, including embedded derivatives in financial liabilities or non-financial contracts are recorded at FVTPL and, accordingly, are recorded on the statement of financial position at fair value. Fair values for derivative instruments are determined using valuation techniques, with assumptions based on market conditions existing at the statement of financial position date. Changes in fair value at each reporting date are included in the statement of loss and comprehensive loss as gain (loss) on change in fair value of derivative liability.

(d) Property and equipment

Property and equipment is measured at cost less accumulated depreciation and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated future cost of dismantling and removing the asset at the end of its useful life. The purchase price or construction cost is the fair value of consideration to acquire the asset.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Depreciation of property and equipment commences when the asset has been fully commissioned and is available for its intended use. Depreciation is calculated using declining balance rates ranging from 15% to 30% per annum or the straight-line method to allocate cost over the estimated useful lives. Depreciation on assets that are directly related to E&E assets are allocated to that E&E asset.

Depreciation methods and estimated useful lives and residual values are reviewed annually and when facts and circumstances indicate that a review should be performed. Changes in estimates are accounted for prospectively.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain (loss) arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statement of loss  and comprehensive loss.

(e) Mineral properties

Mineral properties are measured at cost less accumulated depletion and accumulated impairment losses. Mineral properties include the fair value attributable to mineral reserves and mineral resources acquired in a business combination or asset acquisition, mine development costs and previously capitalized E&E expenditures. Upon commencement of production, a mineral property is depleted using the unit-of-production method. Unit-of-production depletion rates are determined using mineral units mined over the estimated proven and probable mineral reserves of the mine.

(f) E&E assets

All E&E expenditures are capitalized, including the costs of acquiring exploration stage properties, except for E&E expenditures incurred before the Company has obtained legal rights to explore an area, which are expensed.

Exploration expenditures are costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for Mineral Resources, as defined by Canadian National Instrument 43-101 – Standards of Disclosure for Mineral Projects (“NI 43-101”).

Evaluation expenditures are the costs incurred to establish the technical feasibility and commercial viability of developing mineral deposits identified through exploration activities, business combinations or asset acquisitions. Evaluation expenditures include the cost of: (i) further defining the volume and grade of deposits through drilling of core samples and other sampling techniques, trenching and sampling activities in an ore body or other forms or data acquisition; (ii) determining the optimal methods of extraction and metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements; (iv) permitting activities; and (v) economic evaluations to determine whether development or mineralized material is commercially justified including preliminary economic assessments (“PEA”), pre-feasibility and final feasibility studies.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Once the technical feasibility and commercial viability of the extraction of mineral reserves or mineral resources from a particular mineral property has been determined, expenditures are tested for impairment and reclassified to mineral properties.

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, including:

●	The extent to which mineral reserves and mineral resources as defined by NI 43-101 have been identified through a feasibility study or similar document;
●	The results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
●	The status of environmental permits; and
●	The status of mining leases or permits.

(g) Impairment of non-financial assets

The carrying amounts of assets included in E&E assets and property and equipment are assessed for impairment at the end of each reporting period or whenever facts and circumstances suggest that the carrying amounts may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of any impairment. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs is determined. The recoverable amount of an asset or CGU is determined as the higher of its fair value less costs of disposal and its value in use. An impairment loss exists if the asset’s or CGU’s carrying amount exceeds the recoverable amount and is recorded as an expense immediately.

Fair value is the price that would be received from selling an asset in an orderly transaction between market participants at the measurement date. Costs of disposal are incremental costs directly attributable to the disposal of an asset. Future cash flows are estimated using the following significant assumptions: mineral reserves and mineral resources, production profile, operating costs, capital costs, commodity prices, foreign exchange rates and discount rates. All inputs used are those that an independent market participant would consider appropriate.

Value in use is determined as the present value of the future cash flows expected to be derived from continuing use of an asset or cash generating unit in its present form. These estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating unit for which estimates of future cash flows have not been adjusted.

Tangible assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount, but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized into earnings (loss) immediately.

(h) Decommissioning and restoration provision

Decommissioning and restoration provisions are recognized when there is a significant disturbance to the areas in which E&E activities have occurred and when the provision can be estimated reliably.

Decommissioning and restoration costs are estimated and discounted to their net present value and capitalized to the carrying amount of the related asset along with the recording of a corresponding liability, as soon as the obligation to incur such costs arises. The discount rate used to calculate the net present value is a pre-tax rate of similar maturity that reflects current market assessments of time value of money and the risks specific to the liability.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Each period, the Company reviews cost estimates and other assumptions used in the valuation of the provision to reflect events, changes in circumstances and new information available. The liability is adjusted each reporting period for the unwinding of the discount, changes to the current market-based discount rate and for the amount or timing of the underlying cash flows needed to settle the provision.

(i) Income taxes

Income tax is recognized in the statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Deferred tax is provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting nor taxable earnings. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates at the end of the reporting year applicable to the year of expected realization.

A deferred tax asset is recognized only to the extent that it is probable that future taxable earnings will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to settle its current tax assets and liabilities on a net basis.

(j) Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares, share options and warrants are recognized as a deduction from equity, net of any tax effects.

If common shares are issued as consideration for the acquisition of a mineral project, the common shares are measured at their fair value based on the quoted share price of the Company on the date the transaction is executed.

The Company applies the residual value method with respect to the measurement of common shares and warrants issued as a unit for a private placement. The residual value method first allocates value to the more easily measurable component based on fair value (i.e. common shares) and then the residual value, if any, to the less measurable component (i.e. warrants). Any value attributed to the warrants is recorded to other reserves in equity.

(k) Share-based payment transactions

Share options granted under the Company’s equity settled share-based option plan are measured at fair value at the date of grant and recognized as an expense with a corresponding increase to other reserves in equity. An individual is classified as an employee when the individual is an employee for legal and tax purposes (direct employee) or provides services similar to those performed by a direct employee. Equity settled share-based payment transactions with non-employees are measured at the fair value of the goods or services received.

However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instrument granted at the date the non-employee provides the goods or the services.

Fair value is determined using the Black-Scholes option pricing model, which relies on estimates of the risk-free interest rate, expected share price volatility, future dividend payments and the expected average life of the options. The fair value determined at the grant date is recognized as an expense over the vesting period in accordance with the vesting terms and conditions (graded vesting method), with a corresponding increase to other reserves in equity.

3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

When share options are exercised, the applicable amounts of other reserves are transferred to share capital.

(l) Loss per share

The Company presents loss per share data, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive common shares, including share options and warrants.

(m) Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction where there is a transfer of resources or obligations between related parties.

2.SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently by the Company and its wholly-owned subsidiary and to the period presented in these consolidated financial statements.

a.Basis of presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Board of Directors of the Company approved these consolidated financial statements and authorized them for issue on March 15, 2022.

Basis of Measurement

These consolidated financial statements of the Company have been prepared on an accrual basis, and are based on historical costs, except for financial instruments measured at fair value.

Functional and Presentation Currency

These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. The subsidiary’s functional currency is United States dollars. All financial information is expressed in Canadian dollars unless otherwise stated and has been rounded to the nearest dollar.

2.SIGNIFICANT ACCOUNTING POLICIES, continued

b.Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Austin American Corporation (“Austin NV”), from the Company’s incorporation on April 21, 2020. All significant intercompany accounts and transactions between the Company and its subsidiary have been eliminated upon consolidation.

		Proportion of
	Place of	Ownership
Name of Subsidiary	Incorporation	Interest	Principal Activity
Austin American Corporation	Nevada, United States	100%	Exploration company

c.Use of estimates and judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from management’s best estimates as additional information becomes available.

Significant areas requiring the use of management estimates and judgments include:

i)	The determination of the fair value of the shares of the Company for the calculation of the share-based compensation.
ii)	The determination of the fair values of warrants held as marketable securities by the Company.
iii)	The assessment of the Company’s ability to continue as a going concern involves judgment regarding future funding available to identify new business opportunities and working capital requirements, the outcome of which is uncertain.
iv)	The determination that exploration, evaluation, and related costs incurred which were capitalized may have future economic benefits and may be economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefits including: geologic and other technical information, a history of conversion of mineral deposits with similar characteristics to its own properties to proven and probable mineral reserves, the quality and capacity of existing infrastructure facilities, evaluation of permitting and environmental issues and local support for the project.
v)	The measurement of deferred income tax assets and liabilities.

d.Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives).

2.SIGNIFICANT ACCOUNTING POLICIES, continued

d.Financial instruments, continued

Measurement

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment. The Company’s accounts payables are classified at amortized cost.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in consolidated statements of comprehensive income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss. The Company’s cash and marketable securities are classified as FVTPL.

Financial assets at FVTOCI are initially recorded at fair value adjusted for transaction costs. Dividends are recognized as income in the consolidated statements of comprehensive income (loss) unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of FVOTCI investment are recognized in other comprehensive income (loss) and are never reclassified to profit or loss.

Impairment

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive income (loss).

e.Cash and cash equivalents

Cash and cash equivalents include cash in banks and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

2.SIGNIFICANT ACCOUNTING POLICIES, continued

f.Property, plant and equipment

Property, plant and equipment, reported herein as fixed assets, are carried at cost, less accumulated amortization and accumulated impairment losses. Cost comprises the fair value of consideration given to acquire an asset and includes the direct expenditures associated with bringing the asset to the location and condition necessary for putting it into use along with the future cost of dismantling and removing the asset. When parts of an item of fixed assets have different useful lives, they are accounted for as separate items (major components) of fixed assets.

Amortization is calculated over the useful life of the asset at rates ranging from 15% to 30% per annum once the asset is available for use. Amortization charges on assets that are directly related to mineral properties are allocated to that mineral property.

g.Foreign currencies

Transactions in currencies other than the functional currency are recorded at the rate of exchange prevailing on the dates of transactions. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Foreign currency translation differences are recognized in profit or loss, except for differences on the retranslation of fair value through other comprehensive income (FVTOCI) instruments, which are recognized in other comprehensive (income)/ loss.

h.Mineral property interests

Expenditures on mineral exploration or evaluation incurred in respect of a property before the acquisition of a license to explore are expensed as incurred, to general exploration. Once the legal rights to explore a specific area have been obtained, expenditures on exploration and evaluation activities are capitalized as exploration and evaluation assets.

Mineral property acquisition costs are included in exploration and evaluation and include any cash consideration and advance royalties paid, and the fair market value of shares issued, if any, on the acquisition of the mineral property interest. Properties acquired under option agreements, whereby payments are made at the sole discretion of the Company, are recorded in the accounts when the payments are made.

Exploration expenditures relate to the initial search for deposits with economic potential and to detailed assessments of deposits or other projects that have been identified as having economic potential.

All capitalized exploration and evaluation expenditures are monitored for indications of impairment. Where a potential impairment is indicated, assessments are performed for each area of interest. Once an economically viable reserve has been determined for an area and the decision to proceed with development has been approved, exploration and evaluation assets attributable to that area are first tested for impairment and then reclassified to property, plant and equipment.

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

2.SIGNIFICANT ACCOUNTING POLICIES, continued

i.Impairment of non-current assets

At each reporting period, management reviews mineral interest and property, plant and equipment for indicators of impairment. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction. In assessing value in use, the estimated future cash flows are discounted to their present value. If the recoverable amount of the asset is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the profit or loss for that period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which that asset belongs.

Past impairments are also considered at each reporting period and where there is an indication that an impairment loss may have decreased, the recoverable amount is calculated as outlined above to determine the extent of the recovery. If the recoverable amount of the asset is more than its carrying amount, the carrying amount of the asset is increased to its recoverable amount and the impairment loss is reversed in the profit or loss for that period. The increased carrying amount due to reversal will not be more than what the depreciated historical cost would have been if the impairment had not been recognized.

j.Decommissioning obligations

The Company recognizes liabilities for statutory, contractual, legal or constructive obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a provision for a decommissioning obligation is recognized at its net present value in the period in which it is incurred, using a discounted cash flow technique with market-based risk-free discount rates and estimates of the timing and amount of the settlement of the obligation.

Upon initial recognition of the liability, the corresponding decommissioning cost is added to the carrying amount of the related asset. Following initial recognition of the decommissioning obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to significant estimates including the current discount rate, the amount or timing of the underlying cash flows needed to settle the obligation and the requirements of the relevant legal and regulatory framework. Subsequent changes in the provisions resulting from new disturbance, updated cost estimates, changes to estimated lives of operations and revisions to discount rates are also capitalized to the related asset. Amounts capitalized are depreciated over the lives of the assets to which they relate. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to expense and is included within finance costs in the consolidated statement of comprehensive loss.

k.Other provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

l.Taxation

Income tax expense is comprised of current and deferred tax. Current tax and deferred taxes are recognized in the consolidated statements of comprehensive income (loss) except to the extent that they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date.

2.SIGNIFICANT ACCOUNTING POLICIES, continued

l.Taxation, continued

Deferred tax is recognized in respect of unused tax losses and credits, as well as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on enacted or substantively enacted laws at the reporting date.

The Company computes the provision for deferred income taxes under the liability method. A deferred tax asset is recognized for unused tax losses, tax credits, and deductible temporary differences, only to the extent that it is probable that future taxable profits will be available against which they can be utilized. Where applicable, the probability of utilizing tax losses or credits is evaluated by considering risks relevant to future cash flows and the expiry dates after which these losses or credits can no longer be utilized.

Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries, associates and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future.

The Company is subject to assessments by various taxation authorities, who may interpret tax legislation differently from the Company. The final amount of taxes to be paid depends on a number of factors, including the outcomes of audits, appeals, or negotiated settlements. Such differences are accounted for based on management’s best estimate of the probable outcome of these matters.

The Company must make significant estimates and judgments in respect of its provision for income taxes and the composition and measurement of its deferred income tax assets and liabilities.

The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities; those adjustments may be material.

m.Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less measurable component. The Company considers the fair value of common shares issued in a unit private placement to be the more easily measurable component. The balance, if any, is allocated to the attached warrants. Any value attributed to the warrants is recorded as reserves.

2.SIGNIFICANT ACCOUNTING POLICIES, continued

n.Share-based compensation

The Company’s stock option plan allows the Company’s directors, officers, employees, and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense or capitalized to mineral interests with a corresponding increase in share-based payment reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee. Where options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Share-based compensation expense is recognized over the tranche’s vesting period by a charge to profit or loss. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for share options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each statement of financial position date.

At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of options that are expected to vest. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, or where the fair value of goods or services received is not reliably measurable, they are measured at the fair value of the share-based compensation. Otherwise, share-based compensation is measured at the fair value of goods or services received.

o.Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average common shares outstanding are increased to include additional shares for the assumed exercise of share options and share purchase warrants, if dilutive. The number of additional common shares is calculated by assuming that outstanding share options and share purchase warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.

p.Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction where there is a transfer of resources or obligations between related parties.

q.Adoption of new accounting standards, interpretations and amendments

The Company has performed an assessment of new standards issued by the IASB that are not yet effective. The Company has assessed that the impact of adopting these accounting standards on its financial statements would not be significant